Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 30,215	$ 34,158
Accounts receivable, less allowance for doubtful accounts of $1,927 and $2,044 in 2012 and 2011, respectively	151,051	144,083
Costs and estimated earnings on long-term contracts, less progress billings of $30,534 and $11,416 in 2012 and 2011, respectively	14,567	12,974
Inventories	108,061	96,986
Current portion of deferred tax assets	22,313	20,630
Other current assets	17,237	19,523
Total current assets	343,444	328,354
Property, plant and equipment:
Land and land improvements	4,984	4,986
Buildings and leasehold improvements	53,278	52,648
Machinery and equipment	93,663	85,440
Construction in progress	5,135	2,779
Property, plant and equipment, gross	157,060	145,853
Less accumulated depreciation and amortization	81,184	72,786
Net property, plant and equipment	75,876	73,067
Intangible assets, net	231,473	231,848
Goodwill	361,280	361,864
Other assets	21,680	16,704
Total assets	1,033,753	1,011,837
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturities of long-term debt	50,000	50,000
Accounts payable	54,049	54,037
Advance payments on long-term contracts, less costs incurred of $31,534 and $30,925 in 2012 and 2011, respectively	21,700	23,667
Accrued salaries	25,717	26,040
Current portion of deferred revenue	24,920	24,499
Accrued other expenses	27,819	27,594
Total current liabilities	204,205	205,837
Pension obligations	35,480	33,439
Deferred tax liabilities	88,675	85,313
Other liabilities	9,080	11,538
Long-term debt	65,000	75,000
Total liabilities	402,440	411,127
Shareholders' equity:
Preferred stock, par value $.01 per share, authorized 10,000,000 shares
Common stock, par value $.01 per share, authorized 50,000,000 shares; Issued 30,044,486 and 29,956,904 shares in 2012 and 2011, respectively	300	300
Additional paid-in capital	279,392	275,807
Retained earnings	441,566	403,241
Accumulated other comprehensive loss, net of tax	(25,378)	(19,191)
Total shareholders' equity before treasury stock	695,880	660,157
Less treasury stock, at cost (3,453,249 and 3,320,926 common shares in 2012 and 2011, respectively)	(64,567)	(59,447)
Total shareholders' equity	631,313	600,710
Total Liabilities and Shareholders' Equity	$ 1,033,753	$ 1,011,837